PARENT CORPORATION STATEMENTS	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 20 PARENT CORPORATION STATEMENTS

The following are condensed financial statements of Commercial Bancshares, Inc.

CONDENSED BALANCE SHEETS
December 31, 2014 and 2013
(Dollars in thousands)

	2014	2013
ASSETS
Cash on deposit with subsidiary	$407	$249
Investment in common stock of subsidiaries	33,415	30,956
Other assets	500	404
Total assets	$34,322	$31,609

LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities	$96	$21
Shareholders’ equity	34,226	31,588
Total liabilities and shareholders’ equity	$34,322	$31,609

CONDENSED STATEMENTS OF INCOME
Years ended December 31, 2014, 2013 and 2012
(Dollars in thousands)

	2014	2013	2012
INCOME
Dividends from Bank subsidiary	$843	$718	$601
Total income	843	718	601

EXPENSES
Professional fees	48	35	31
Other	96	102	97
Total expenses	144	137	128

Tax benefit	(49)	(46)	(44)
Income before equity in undistributed earnings of subsidiaries	748	627	517
Equity in undistributed earnings of subsidiaries	2,548	2,428	2,421

NET INCOME	$3,296	$3,055	$2,938

CONDENSED STATEMENTS OF CASH FLOWS
Years ended December 31, 2014, 2013 and 2012
(Dollars in thousands)

	2014	2013	2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$3,296	$3,055	$2,938
Adjustments to reconcile net income to net cash from operating activities
Equity in undistributed earnings of subsidiaries	(2,548)	(2,428)	(2,421)
Stock-based compensation	127	96	71
Other	(20)	(39)	(38)
Net cash from operating activities	855	684	550

CASH FLOWS FROM INVESTING ACTIVITIES
Net cash from investing activities	0	0	0

CASH FLOWS FROM FINANCING ACTIVITIES
Treasury stock issued for deferred compensation plan	61	69	83
Treasury stock issued under stock option plans	33	12	6
Common stock issued for deferred compensation plan	40	0	0
Common stock issued for stock option plans	12	0	0
Cash dividends paid	(843)	(718)	(601)
Net cash from financing activities	(697)	(637)	(512)

Net change in cash	158	47	38
Cash at beginning of period	249	202	164
Cash at end of period	$407	$249	$202